Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2015
Supplement [Text Block]	ssgaat_SupplementTextBlock

SSGA ACTIVE TRUST

SPDR SSGA Multi-Asset Real Return ETF

(the “Fund”)

Supplement dated June 10, 2016 to the Fund’s Prospectus dated October 31, 2015, as supplemented

Effective immediately, certain investment strategy and risk information for the Fund are hereby revised as follows:

1)	The second paragraph within the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on the page 1 of the Prospectus is deleted and replaced with the following:

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide exposure to the following primary asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities, as well as inflation protected securities issued by foreign governments, agencies, and/or instrumentalities; (ii) domestic and international real estate securities; (iii) commodities; (iv) publicly-traded companies in natural resources and/or commodities businesses; and (v) publicly-traded domestic and international infrastructure companies. The Portfolio’s allocation among those asset classes will be in proportions consistent with the Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing those asset classes will consist of a diversified mix of domestic and international equity securities, including emerging markets, government bonds, inflation protected securities, commodities and real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Adviser considers real return to be a rate of return above the rate of inflation over a market cycle.

2)	The following risks are added to the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” beginning on page 2 of the Prospectus:

Infrastructure-Related Companies Risk: Infrastructure-related companies include companies that primarily own, manage, develop and/or operate infrastructure assets, including transportation, utility, energy and/or telecommunications assets. Investment in infrastructure-related securities entails exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Master Limited Partnership (“MLP”) Risk: Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk: A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would likely have a significant adverse impact on the value of an investment in the MLP.

SPDR SSGA Multi-Asset Real Return ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaat_SupplementTextBlock

SSGA ACTIVE TRUST

SPDR SSGA Multi-Asset Real Return ETF

(the “Fund”)

Supplement dated June 10, 2016 to the Fund’s Prospectus dated October 31, 2015, as supplemented

Effective immediately, certain investment strategy and risk information for the Fund are hereby revised as follows:

1)	The second paragraph within the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on the page 1 of the Prospectus is deleted and replaced with the following:

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide exposure to the following primary asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities, as well as inflation protected securities issued by foreign governments, agencies, and/or instrumentalities; (ii) domestic and international real estate securities; (iii) commodities; (iv) publicly-traded companies in natural resources and/or commodities businesses; and (v) publicly-traded domestic and international infrastructure companies. The Portfolio’s allocation among those asset classes will be in proportions consistent with the Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing those asset classes will consist of a diversified mix of domestic and international equity securities, including emerging markets, government bonds, inflation protected securities, commodities and real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Adviser considers real return to be a rate of return above the rate of inflation over a market cycle.

2)	The following risks are added to the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” beginning on page 2 of the Prospectus:

Infrastructure-Related Companies Risk: Infrastructure-related companies include companies that primarily own, manage, develop and/or operate infrastructure assets, including transportation, utility, energy and/or telecommunications assets. Investment in infrastructure-related securities entails exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Master Limited Partnership (“MLP”) Risk: Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk: A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would likely have a significant adverse impact on the value of an investment in the MLP.